Liquidity Risk - Summary of Wholesale Funding by Currency (Details) - Liquidity risk	Dec. 31, 2025	Dec. 31, 2024
Sterling
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	55.00%	60.00%
Sterling | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	36.00%	42.00%
Sterling | Santander UK Group Holdings plc | Senior unsecured
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	19.00%	25.00%
Sterling | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	94.00%	89.00%
Sterling | Other Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	61.00%	65.00%
Sterling | Other Santander UK plc | Senior unsecured
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	49.00%	80.00%
Sterling | Other Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Sterling | Other Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	36.00%	24.00%
Sterling | Other Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	49.00%	48.00%
Sterling | Other Santander UK plc | Securitisation & structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Sterling | Other Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Sterling | Other Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	77.00%	76.00%
Sterling | Other group entities | Securitisation & structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
US Dollar
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	24.00%	23.00%
US Dollar | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	54.00%	48.00%
US Dollar | Santander UK Group Holdings plc | Senior unsecured
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	68.00%	62.00%
US Dollar | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	6.00%	11.00%
US Dollar | Other Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	13.00%	15.00%
US Dollar | Other Santander UK plc | Senior unsecured
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Other Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	97.00%	97.00%
US Dollar | Other Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	64.00%	67.00%
US Dollar | Other Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	8.00%	9.00%
US Dollar | Other Santander UK plc | Securitisation & structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Other Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Other Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	23.00%	24.00%
US Dollar | Other group entities | Securitisation & structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	20.00%	16.00%
Euro | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	9.00%	9.00%
Euro | Santander UK Group Holdings plc | Senior unsecured
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	12.00%	12.00%
Euro | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Other Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	24.00%	18.00%
Euro | Other Santander UK plc | Senior unsecured
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	51.00%	20.00%
Euro | Other Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%	2.00%
Euro | Other Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	8.00%
Euro | Other Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	39.00%	40.00%
Euro | Other Santander UK plc | Securitisation & structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Other Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Other Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Other group entities | Securitisation & structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Other | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Other | Santander UK Group Holdings plc | Senior unsecured
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Other | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	2.00%	2.00%
Other | Other Santander UK plc | Senior unsecured
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%	0.00%
Other | Other Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	1.00%
Other | Other Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	4.00%	3.00%
Other | Other Santander UK plc | Securitisation & structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other group entities | Securitisation & structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%